Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 22, 2011
Registrant Name	dei_EntityRegistrantName	BOSTON TRUST & WALDEN FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000882748
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 22, 2011
Boston Trust SMID Cap Fund (Prospectus Summary) | Boston Trust SMID Cap Fund | Boston Trust SMID Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BTSMX

Boston Trust SMID Cap Fund (Prospectus Summary) | Boston Trust SMID Cap Fund
Boston Trust SMID Cap Fund
Investment Goals
The Boston Trust SMID Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small to middle ("mid") capitalization companies.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Trust SMID Cap Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Boston Trust SMID Cap Fund
Maximum Sales Charge (load) Imposed on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Boston Trust SMID Cap Fund
Management Fee		0.75%
Distribution (Rule 12b-1) Fees		none
Other Expenses	[1]	0.43%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.19%
Fee Waiver and/or Expense Reimbursement	[2]	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.01%
[1]	Estimate for the current fiscal year.
[2]	Boston Trust Investment Management, Inc. (the "Adviser") has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through December 31, 2012 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). To the extent the Fund incurs these expenses, Total Annual Fund Operating Expenses After Fee Waiver may exceed the maximum amount of 1.00%. The expense limitation agreement may be terminated automatically by the Board of Trustees at any time and will terminate automatically after December 31, 2012, unless extended, and upon termination of the Investment Management Agreement.

Example:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Boston Trust SMID Cap Fund	103	354	631	1,422

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities, such as common and preferred stock,

of domestic and foreign small and mid cap companies. "Assets" means net assets,

plus the amount of borrowing for investment purposes. For these purposes, the

Adviser defines small to mid cap issuers as those with market capitalizations within the range encompassed by the Russell 2500 Index at the time of purchase.

The size of companies in the Russell 2500 Index may change with market conditions. In addition, changes to the composition of the Russell 2500 Index can change the market capitalization range of the companies included in the index. As of June 30, 2011, the market capitalization range of the Russell 2500

Index was between $76 million and $7.5 billion. However, the Fund generally excludes securities with market capitalizations less than $400 million at time of purchase. The Fund may invest in companies in emerging markets.

Principal Investment Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

Investments in the Fund are not deposits of Boston Trust Investment Management,

Inc. (the "Adviser") or Boston Trust & Investment Management Company and are

not insured or guaranteed by the Federal Deposit Insurance Corporation or any

other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of a Fund's shares, can fluctuate -- at times dramatically.

Small to Mid Cap Company Risk: These companies, which may be newer and have limited product lines, may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, social and economic developments and differing auditing and legal standards. These risks are magnified in "emerging markets."

Performance
The Fund has less than a full year of investment operations, thus no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the prospectus. Also,

shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.btim.com or by calling 1-800-282-8782,

extension 7050.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 22, 2011
Boston Trust SMID Cap Fund (Prospectus Summary) | Boston Trust SMID Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Boston Trust SMID Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goals
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Boston Trust SMID Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small to middle ("mid") capitalization companies.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Trust SMID Cap Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities, such as common and preferred stock, of domestic and foreign small and mid cap companies. "Assets" means net assets, plus the amount of borrowing for investment purposes. For these purposes, the
Adviser defines small to mid cap issuers as those with market capitalizations within the range encompassed by the Russell 2500 Index at the time of purchase.
The size of companies in the Russell 2500 Index may change with market conditions. In addition, changes to the composition of the Russell 2500 Index can change the market capitalization range of the companies included in the index. As of June 30, 2011, the market capitalization range of the Russell 2500
Index was between $76 million and $7.5 billion. However, the Fund generally excludes securities with market capitalizations less than $400 million at time of purchase. The Fund may invest in companies in emerging markets.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Investments in the Fund are not deposits of Boston Trust Investment Management,
Inc. (the "Adviser") or Boston Trust & Investment Management Company and are
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of a Fund's shares, can fluctuate -- at times dramatically.

Small to Mid Cap Company Risk: These companies, which may be newer and have limited product lines, may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, social and economic developments and differing auditing and legal standards. These risks are magnified in "emerging markets."

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. (the "Adviser") or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund has less than a full year of investment operations, thus no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.btim.com or by calling 1-800-282-8782, extension 7050.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund has less than a full year of investment operations, thus no performance information is presented for the Fund at this time.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-282-8782, extension 7050
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.btim.com
Boston Trust SMID Cap Fund (Prospectus Summary) | Boston Trust SMID Cap Fund | Boston Trust SMID Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Boston Trust SMID Cap Fund | Boston Trust SMID Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	354
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	631
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,422

[1]	Estimate for the current fiscal year.
[2]	Boston Trust Investment Management, Inc. (the "Adviser") has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through December 31, 2012 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). To the extent the Fund incurs these expenses, Total Annual Fund Operating Expenses After Fee Waiver may exceed the maximum amount of 1.00%. The expense limitation agreement may be terminated automatically by the Board of Trustees at any time and will terminate automatically after December 31, 2012, unless extended, and upon termination of the Investment Management Agreement.

Walden SMID Cap Innovations Fund (Prospectus Summary) | Walden SMID Cap Innovations Fund
Walden SMID Cap Innovations Fund
Investment Goals
The Walden SMID Cap Innovations Fund seeks long-term capital growth through an actively managed portfolio of stocks of small to middle ("mid") capitalization companies.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden SMID Cap Innovations Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Walden SMID Cap Innovations Fund
Maximum Sales Charge (load) Imposed on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Walden SMID Cap Innovations Fund
Management Fees		0.75%
Distribution (Rule 12b-1) Fees		none
Other Expenses	[1]	0.43%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.19%
Fee Waiver and/or Expense Reimbursement	[2]	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.01%
[1]	Estimate for the current fiscal year.
[2]	Boston Trust Investment Management, Inc. (the "Adviser") has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through December 31, 2012 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). To the extent the Fund incurs these expenses, Total Annual Fund Operating Expenses After Fee Waiver may exceed the maximum amount of 1.00%. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically after December 31, 2012, unless extended, and upon termination of the Investment Management Agreement.

Example:
The Example is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Walden SMID Cap Innovations Fund	103	354	631	1,422

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities, such as common and preferred stocks of domestic and foreign small and mid cap companies with innovative products and processes. The Fund seeks to invest in innovative companies whose products or services are benefitted by secular market trends that offer long-term investment potential. These secular market trends are based on factors that may include demographics, consumer lifestyle, an increasing technical work force,

technological advancements or legal and regulatory issues. "Assets" means net assets, plus the amount of borrowing for investment purposes. For these purposes, the Adviser defines small to mid cap issuers as those with market capitalizations within the range encompassed by the Russell 2500 Index at the time of purchase. The size of companies in the Russell 2500 Index may change with market conditions. In addition, changes to the composition of the Russell

2500 Index can change the market capitalization range of the companies included in the index. As of June 30, 2011, the market capitalization range of the

Russell 2500 Index was between $76 million and $7.5 billion. However, the Fund generally excludes securities with market capitalizations less than $400 million at time of purchase. The Fund may invest in companies in emerging markets. The

Walden SMID Cap Innovations Fund incorporates comprehensive written environmental, social and governance (ESG) guidelines in the selection of individual securities and in portfolio construction. The Fund also seeks to strengthen ESG performance and accountability of portfolio companies through proxy voting, shareholder engagement and public policy advocacy. In selecting stocks,Walden Asset Management ("Walden"), an affiliate of the Adviser, favors investment in companies and institutions it deems to have relatively strong ESG records and seeks to avoid those with inferior ESG performance relative to peers. After investing in a company, Walden may also choose to pursue shareholder advocacy to encourage stronger corporate responsibility and accountability.

Walden researches, evaluates and seeks to promote corporate responsibility in five broad areas of concern: products and services, workplace conditions,

community impact, environmental impact and corporate governance. Hence, in each of the five broad areas identified above, and notwithstanding other investment considerations, Walden favors companies judged to demonstrate best practices relative to peers, improvement over time, robust management systems and accountability through standardized public reporting and responsiveness to shareholders.

Principal Investment Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

Investments in the Fund are not deposits of Boston Trust Investment Management,

Inc. (the "Adviser") or Boston Trust & Investment Management Company and are

not insured or guaranteed by the Federal Deposit Insurance Corporation or any

other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund's shares, can fluctuate -- at times dramatically.

Small to Mid Cap Company Risk: These companies, which may be newer and have limited product lines, may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, social and economic developments and differing auditing and legal standards. These risks are magnified in "emerging markets."

Performance
The Fund has less than a full year of investment operations, thus no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the prospectus. Also,

shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.btim.com or by calling 1-800-282-8782,

extension 7050.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 22, 2011
Walden SMID Cap Innovations Fund (Prospectus Summary) | Walden SMID Cap Innovations Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Walden SMID Cap Innovations Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goals
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Walden SMID Cap Innovations Fund seeks long-term capital growth through an actively managed portfolio of stocks of small to middle ("mid") capitalization companies.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden SMID Cap Innovations Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities, such as common and preferred stocks of domestic and foreign small and mid cap companies with innovative products and processes. The Fund seeks to invest in innovative companies whose products or services are benefitted by secular market trends that offer long-term investment potential. These secular market trends are based on factors that may include demographics, consumer lifestyle, an increasing technical work force, technological advancements or legal and regulatory issues. "Assets" means net assets, plus the amount of borrowing for investment purposes. For these purposes, the Adviser defines small to mid cap issuers as those with market capitalizations within the range encompassed by the Russell 2500 Index at the time of purchase. The size of companies in the Russell 2500 Index may change with market conditions. In addition, changes to the composition of the Russell
2500 Index can change the market capitalization range of the companies included in the index. As of June 30, 2011, the market capitalization range of the
Russell 2500 Index was between $76 million and $7.5 billion. However, the Fund generally excludes securities with market capitalizations less than $400 million at time of purchase. The Fund may invest in companies in emerging markets. The
Walden SMID Cap Innovations Fund incorporates comprehensive written environmental, social and governance (ESG) guidelines in the selection of individual securities and in portfolio construction. The Fund also seeks to strengthen ESG performance and accountability of portfolio companies through proxy voting, shareholder engagement and public policy advocacy. In selecting stocks,Walden Asset Management ("Walden"), an affiliate of the Adviser, favors investment in companies and institutions it deems to have relatively strong ESG records and seeks to avoid those with inferior ESG performance relative to peers. After investing in a company, Walden may also choose to pursue shareholder advocacy to encourage stronger corporate responsibility and accountability.

Walden researches, evaluates and seeks to promote corporate responsibility in five broad areas of concern: products and services, workplace conditions, community impact, environmental impact and corporate governance. Hence, in each of the five broad areas identified above, and notwithstanding other investment considerations, Walden favors companies judged to demonstrate best practices relative to peers, improvement over time, robust management systems and accountability through standardized public reporting and responsiveness to shareholders.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Investments in the Fund are not deposits of Boston Trust Investment Management,
Inc. (the "Adviser") or Boston Trust & Investment Management Company and are
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund's shares, can fluctuate -- at times dramatically.

Small to Mid Cap Company Risk: These companies, which may be newer and have limited product lines, may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, social and economic developments and differing auditing and legal standards. These risks are magnified in "emerging markets."

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. (the "Adviser") or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund has less than a full year of investment operations, thus no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.btim.com or by calling 1-800-282-8782, extension 7050.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund has less than a full year of investment operations, thus no performance information is presented for the Fund at this time.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-282-8782, extension 7050
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.btim.com
Walden SMID Cap Innovations Fund (Prospectus Summary) | Walden SMID Cap Innovations Fund | Walden SMID Cap Innovations Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Walden SMID Cap Innovations Fund | Walden SMID Cap Innovations Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	354
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	631
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,422

[1]	Estimate for the current fiscal year.
[2]	Boston Trust Investment Management, Inc. (the "Adviser") has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through December 31, 2012 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). To the extent the Fund incurs these expenses, Total Annual Fund Operating Expenses After Fee Waiver may exceed the maximum amount of 1.00%. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically after December 31, 2012, unless extended, and upon termination of the Investment Management Agreement.